SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
June 30, 2021 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	814,689	$51,121,735
ACI Worldwide, Inc.*	1,072,481	39,831,944
Acuity Brands, Inc.	324,145	60,624,839
Adient PLC*	855,261	38,657,797
Adtalem Global Education, Inc.*	448,692	15,991,383
AECOM*	1,329,019	84,153,483
Affiliated Managers Group, Inc.	377,999	58,291,226
AGCO Corp.	560,939	73,135,227
Alleghany Corp.*	126,435	84,340,995
ALLETE, Inc.	473,794	33,156,104
Alliance Data Systems Corp.	451,416	47,033,033
Amedisys, Inc.*	295,703	72,426,536
American Campus Communities, Inc.	1,251,608	58,475,126
American Eagle Outfitters, Inc.	1,370,344	51,429,010
American Financial Group, Inc.	625,785	78,047,905
Amkor Technology, Inc.	975,396	23,087,623
Antero Midstream Corp.	2,600,199	27,016,068
Apartment Income REIT Corp.	1,423,734	67,527,704
AptarGroup, Inc.	596,589	84,023,595
Arrow Electronics, Inc.*	673,329	76,645,040
Arrowhead Pharmaceuticals, Inc.*	944,928	78,258,937
ASGN, Inc.*	482,973	46,814,573
Ashland Global Holdings, Inc.	496,027	43,402,362
Aspen Technology, Inc.*	617,470	84,926,824
Associated Banc-Corp.	1,387,257	28,411,023
AutoNation, Inc.*	489,527	46,412,055
Avient Corp.	828,833	40,745,430
Avis Budget Group, Inc.*	469,318	36,555,179
Avnet, Inc.	903,322	36,205,146
Axon Enterprise, Inc.*	587,230	103,822,264
BancorpSouth Bank	875,942	24,815,437
Bank of Hawaii Corp.	366,715	30,884,737
Bank OZK	1,097,446	46,268,323
Belden, Inc.	406,160	20,539,511
Bio-Techne Corp.	353,078	158,976,900
BJ's Wholesale Club Holdings, Inc.*	1,244,961	59,235,244
Black Hills Corp.	570,779	37,460,226
Blackbaud, Inc.*	443,200	33,935,824
Boston Beer Co., Inc., Class A*	84,429	86,185,123
Boyd Gaming Corp.*	732,612	45,048,312
Brighthouse Financial, Inc.*	778,875	35,469,967
Brink's Co.	451,689	34,707,783
Brixmor Property Group, Inc.	2,695,895	61,709,037
Brooks Automation, Inc.	674,500	64,266,360
Brown & Brown, Inc.	2,123,754	112,856,288
Brunswick Corp.	707,191	70,450,367
Builders FirstSource, Inc.*	1,880,452	80,220,082
Cable One, Inc.	49,314	94,328,312
Cabot Corp.	514,148	29,270,446
CACI International, Inc., Class A*	213,806	54,546,187
Callaway Golf Co.*	1,056,212	35,626,031
Camden Property Trust	886,809	117,652,950
Capri Holdings Ltd.*	1,373,812	78,568,308
Carlisle Cos., Inc.	473,822	90,680,054
Carter's, Inc.	399,061	41,171,123
Casey's General Stores, Inc.	335,421	65,286,343
Cathay General Bancorp	679,884	26,760,234
CDK Global, Inc.	1,105,517	54,933,140
Ceridian HCM Holding, Inc.*	1,192,262	114,361,771
ChampionX Corp.*	1,699,900	43,602,435
Chemed Corp.	144,801	68,708,074
Chemours Co.	1,502,717	52,294,552
Choice Hotels International, Inc.	262,294	31,176,265

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
Churchill Downs, Inc.	314,741	$62,400,551
Ciena Corp.*	1,406,812	80,033,535
Cimarex Energy Co.	933,490	67,631,350
Cinemark Holdings, Inc.*	987,570	21,677,161
Cirrus Logic, Inc.*	522,237	44,452,813
CIT Group, Inc.	899,364	46,398,189
Clean Harbors, Inc.*	455,737	42,447,344
Cleveland-Cliffs, Inc.*	4,171,086	89,928,614
CMC Materials, Inc.	265,581	40,033,680
CNO Financial Group, Inc.	1,194,432	28,212,484
CNX Resources Corp.*	1,999,706	27,315,984
Cognex Corp.	1,603,324	134,759,382
Coherent, Inc.*	222,703	58,869,311
Colfax Corp.*	1,070,974	49,061,319
Columbia Sportswear Co.	277,519	27,296,769
Commerce Bancshares, Inc.	956,250	71,298,000
Commercial Metals Co.	1,094,042	33,608,970
CommVault Systems, Inc.*	417,844	32,662,865
Compass Minerals International, Inc.	308,676	18,292,140
Concentrix Corp.*	378,044	60,789,475
CoreSite Realty Corp.	390,236	52,525,766
Corporate Office Properties Trust	1,019,744	28,542,635
Coty, Inc., Class A*	2,573,373	24,035,304
Cousins Properties, Inc.	1,349,536	49,635,934
Cracker Barrel Old Country Store, Inc.	215,395	31,977,542
Crane Co.	450,726	41,633,561
Cree, Inc.*	1,048,296	102,659,627
Crocs, Inc.*	592,187	69,001,629
Cullen/Frost Bankers, Inc.	513,431	57,504,272
Curtiss-Wright Corp.	371,653	44,137,510
CyrusOne, Inc.	1,112,435	79,561,351
Dana, Inc.	1,317,670	31,307,839
Darling Ingredients, Inc.*	1,481,346	99,990,855
Deckers Outdoor Corp.*	252,498	96,976,907
Dick's Sporting Goods, Inc.	594,946	59,607,640
Donaldson Co., Inc.	1,145,008	72,742,358
Douglas Emmett, Inc.	1,497,424	50,343,395
Dycom Industries, Inc.*	279,425	20,825,545
Eagle Materials, Inc.	384,744	54,675,970
East West Bancorp, Inc.	1,287,894	92,329,121
EastGroup Properties, Inc.	363,337	59,750,770
EMCOR Group, Inc.	495,283	61,013,913
Emergent BioSolutions, Inc.*	413,496	26,046,113
Encompass Health Corp.	903,685	70,514,541
Energizer Holdings, Inc.	527,566	22,674,787
EnerSys	388,848	38,002,115
Envestnet, Inc.*	494,075	37,480,529
Envista Holdings Corp.*	1,459,604	63,069,489
EPR Properties*	678,777	35,757,972
EQT Corp.*	2,533,836	56,403,189
Equitrans Midstream Corp.	3,690,828	31,408,946
Essent Group Ltd	1,024,510	46,051,725
Essential Utilities, Inc.	2,029,347	92,741,158
Evercore, Inc., Class A	371,762	52,332,937
Exelixis, Inc.*	2,845,063	51,837,048
FactSet Research Systems, Inc.	343,637	115,328,014
Fair Isaac Corp.*	261,250	131,325,150
Federated Hermes, Inc.	849,323	28,800,543
First American Financial Corp.	996,277	62,117,871
First Financial Bankshares, Inc.	1,291,733	63,462,842
First Horizon Corp.	5,014,699	86,653,999
First Industrial Realty Trust, Inc.	1,172,280	61,228,184
First Solar, Inc.*	772,121	69,884,672

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
FirstCash, Inc.	372,461	$28,470,919
Five Below, Inc.*	508,329	98,244,746
Flowers Foods, Inc.	1,787,535	43,258,347
Flowserve Corp.	1,183,056	47,700,818
Fluor Corp.*	1,142,004	20,213,471
FNB Corp.	2,899,516	35,751,032
Foot Locker, Inc.	937,603	57,784,473
Fox Factory Holding Corp.*	380,967	59,301,323
FTI Consulting, Inc.*	310,673	42,441,039
Fulton Financial Corp.	1,476,207	23,294,546
GATX Corp.	321,377	28,432,223
Genpact Ltd.	1,581,499	71,847,500
Gentex Corp.	2,192,777	72,558,991
Glacier Bancorp, Inc.	867,045	47,756,839
Globus Medical, Inc., Class A*	704,496	54,619,575
Goodyear Tire & Rubber Co.*	2,533,301	43,446,112
Graco, Inc.	1,538,204	116,442,043
Graham Holdings Co., Class B	36,659	23,238,140
Grand Canyon Education, Inc.*	420,739	37,853,888
Greif, Inc., Class A	240,805	14,580,743
Grocery Outlet Holding Corp.*	790,668	27,404,553
H&R Block, Inc.	1,647,110	38,674,143
Haemonetics Corp.*	462,573	30,825,865
Hain Celestial Group, Inc.*	742,343	29,782,801
Halozyme Therapeutics, Inc.*	1,215,085	55,177,010
Hancock Whitney Corp.	788,017	35,019,475
Hanover Insurance Group, Inc.	325,888	44,203,448
Harley-Davidson, Inc.	1,395,047	63,921,054
Hawaiian Electric Industries, Inc.	991,193	41,907,640
Healthcare Realty Trust, Inc.	1,286,051	38,838,740
Healthcare Services Group, Inc.	678,313	21,414,341
HealthEquity, Inc.*	756,933	60,917,968
Helen of Troy Ltd.*	221,968	50,635,340
Herman Miller, Inc.	535,655	25,250,777
Hexcel Corp.*	760,528	47,456,947
Highwoods Properties, Inc.	944,665	42,670,518
Hill-Rom Holdings, Inc.	603,407	68,541,001
HollyFrontier Corp.	1,356,754	44,637,207
Home BancShares, Inc.	1,376,789	33,979,153
Hubbell, Inc.	493,104	92,131,551
Hudson Pacific Properties, Inc.	1,370,398	38,124,472
IAA, Inc.*	1,223,364	66,722,273
ICU Medical, Inc.*	179,154	36,869,893
IDACORP, Inc.	458,597	44,713,207
II-VI, Inc.*	952,182	69,118,891
Ingevity Corp.*	363,401	29,566,305
Ingredion, Inc.	608,029	55,026,624
Insperity, Inc.	326,533	29,508,787
Integra LifeSciences Holdings Corp.*	644,759	43,998,354
Interactive Brokers Group, Inc., Class A	733,773	48,230,899
International Bancshares Corp.	506,186	21,735,627
Iridium Communications, Inc.*	1,066,371	42,644,176
ITT, Inc.	781,653	71,591,598
J2 Global, Inc.*	385,234	52,988,937
Jabil, Inc.	1,215,765	70,660,262
Jack in the Box, Inc.	201,796	22,488,146
Janus Henderson Group PLC	1,549,026	60,117,699
Jazz Pharmaceuticals PLC*	545,587	96,918,075
JBG SMITH Properties	1,002,795	31,598,070
Jefferies Financial Group, Inc.	1,816,113	62,111,065
JetBlue Airways Corp.*	2,874,568	48,235,251
John Wiley & Sons, Inc., Class A	395,275	23,787,650
Jones Lang LaSalle, Inc.*	465,788	91,042,922

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
KAR Auction Services, Inc.*	1,132,634	$19,877,727
KB Home	806,746	32,850,697
KBR, Inc.	1,283,200	48,954,080
Kemper Corp.	550,997	40,718,678
Kennametal, Inc.	758,948	27,261,412
Kilroy Realty Corp.	962,041	66,996,535
Kinsale Capital Group, Inc.	194,669	32,075,611
Kirby Corp.*	545,659	33,088,762
Knight-Swift Transportation Holdings, Inc.	1,111,908	50,547,338
Kohl's Corp.	1,418,350	78,165,268
Lamar Advertising Co., Class A	787,009	82,179,480
Lancaster Colony Corp.	177,547	34,357,120
Landstar System, Inc.	348,694	55,100,626
Lattice Semiconductor Corp.*	1,239,678	69,645,110
Lear Corp.	496,818	87,082,259
LendingTree, Inc.*	100,289	21,249,233
Lennox International, Inc.	312,089	109,480,821
LHC Group, Inc.*	287,477	57,570,144
Life Storage, Inc.	697,723	74,900,564
Ligand Pharmaceuticals, Inc.*	151,174	19,832,517
Lincoln Electric Holdings, Inc.	540,511	71,190,704
Lithia Motors, Inc.	270,147	92,833,315
Littelfuse, Inc.	222,921	56,798,042
LivaNova PLC*	443,545	37,306,570
LiveRamp Holdings, Inc.*	621,083	29,097,739
Louisiana-Pacific Corp.	928,297	55,967,026
Lumentum Holdings, Inc.*	689,053	56,523,018
Macerich Co.	1,518,641	27,715,198
Manhattan Associates, Inc.*	577,543	83,651,328
ManpowerGroup, Inc.	495,011	58,861,758
Marriott Vacations Worldwide Corp.*	387,604	61,745,317
Masimo Corp.*	459,368	111,373,772
MasTec, Inc.*	512,713	54,398,849
Mattel, Inc.*	3,166,340	63,643,434
Maximus, Inc.	558,069	49,093,330
MDU Resources Group, Inc.	1,826,535	57,243,607
Medical Properties Trust, Inc.	5,339,934	107,332,673
Medpace Holdings, Inc.*	251,454	44,414,320
Mercury General Corp.	241,287	15,671,591
Mercury Systems, Inc.*	509,854	33,793,123
MGIC Investment Corp.	3,080,457	41,894,215
Middleby Corp.*	505,051	87,505,136
Minerals Technologies, Inc.	306,215	24,089,934
MKS Instruments, Inc.	502,554	89,429,484
Molina Healthcare, Inc.*	530,180	134,167,351
MSA Safety, Inc.	330,682	54,754,326
MSC Industrial Direct Co., Inc., Class A	426,632	38,281,689
Murphy Oil Corp.	1,317,610	30,673,961
Murphy USA, Inc.	227,315	30,317,002
National Fuel Gas Co.	827,708	43,247,743
National Instruments Corp.	1,194,785	50,515,510
National Retail Properties, Inc.	1,593,991	74,726,298
National Storage Affiliates Trust	625,912	31,646,111
Navient Corp.	1,629,697	31,502,043
NCR Corp.*	1,188,367	54,201,419
Nektar Therapeutics*	1,655,080	28,401,173
Neogen Corp.*	975,024	44,890,105
NetScout Systems, Inc.*	669,562	19,109,299
Neurocrine Biosciences, Inc.*	858,329	83,532,578
New Jersey Resources Corp.	874,616	34,608,555
New York Community Bancorp, Inc.	4,222,052	46,527,013
New York Times Co., Class A	1,318,543	57,422,548
NewMarket Corp.	66,473	21,402,977

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
Nordson Corp.	490,607	$107,693,143
Nordstrom, Inc.*	988,287	36,141,656
NorthWestern Corp.	460,050	27,704,211
Nu Skin Enterprises, Inc., Class A	454,303	25,736,265
NuVasive, Inc.*	468,892	31,781,500
nVent Electric PLC	1,522,254	47,555,215
OGE Energy Corp.	1,817,266	61,151,001
Old Republic International Corp.	2,572,991	64,093,206
Olin Corp.	1,300,803	60,175,147
Ollie's Bargain Outlet Holdings, Inc.*	515,637	43,380,541
Omega Healthcare Investors, Inc.	2,136,700	77,540,843
ONE Gas, Inc.	483,381	35,828,200
Oshkosh Corp.	622,935	77,642,618
Owens Corning	948,351	92,843,563
PacWest Bancorp	1,061,414	43,687,800
Papa John's International, Inc.	300,315	31,364,899
Park Hotels & Resorts, Inc.*	2,146,967	44,248,990
Patterson Cos., Inc.	789,570	23,995,032
Paylocity Holding Corp.*	341,267	65,113,744
Pebblebrook Hotel Trust	1,192,769	28,089,710
Penumbra, Inc.*	308,013	84,414,043
Physicians Realty Trust	1,956,120	36,129,536
Pilgrim's Pride Corp.*	442,419	9,812,853
Pinnacle Financial Partners, Inc.	690,824	60,992,851
PNM Resources, Inc.	779,247	38,003,876
Polaris, Inc.	522,618	71,577,761
Post Holdings, Inc.*	537,225	58,272,796
PotlatchDeltic Corp.	608,636	32,349,003
PRA Health Sciences, Inc.*	588,237	97,182,635
Primerica, Inc.	358,036	54,829,633
PROG Holdings, Inc.	611,433	29,428,270
Progyny, Inc.*	337,545	19,915,155
Prosperity Bancshares, Inc.	843,741	60,580,604
PS Business Parks, Inc.	182,440	27,015,715
Qualys, Inc.*	305,598	30,770,663
Quidel Corp.*	351,526	45,037,511
R1 RCM, Inc.*	1,254,794	27,906,619
Rayonier, Inc.	1,262,174	45,349,912
Regal Beloit Corp.	368,856	49,245,965
Reinsurance Group of America, Inc.	617,197	70,360,458
Reliance Steel & Aluminum Co.	578,369	87,275,882
RenaissanceRe Holdings Ltd.	450,635	67,063,501
Repligen Corp.*	463,554	92,534,649
Rexford Industrial Realty, Inc.	1,217,072	69,312,250
RH*	152,736	103,707,744
RLI Corp.	361,131	37,770,691
Royal Gold, Inc.	595,609	67,958,987
RPM International, Inc.	1,175,757	104,266,131
Ryder System, Inc.	489,055	36,351,458
Sabra Health Care REIT, Inc.	1,960,306	35,677,569
Sabre Corp.*	2,900,232	36,194,895
Sailpoint Technologies Holdings, Inc.*	838,166	42,805,138
Sanderson Farms, Inc.	180,434	33,916,179
Science Applications International Corp.	526,259	46,168,702
Scientific Games Corp.*	514,620	39,852,173
Scotts Miracle-Gro Co.	369,156	70,848,420
SEI Investments Co.	1,076,085	66,684,987
Selective Insurance Group, Inc.	544,924	44,220,583
Semtech Corp.*	589,426	40,552,509
Sensient Technologies Corp.	383,836	33,224,844
Service Corp. International	1,526,457	81,802,831
Signature Bank	523,144	128,510,324
Silgan Holdings, Inc.	711,595	29,531,192

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
Silicon Laboratories, Inc.*	406,251	$62,257,966
Simpson Manufacturing Co., Inc.	394,286	43,544,946
Six Flags Entertainment Corp.*	689,952	29,861,123
Skechers U.S.A., Inc., Class A*	1,218,072	60,696,528
SL Green Realty Corp.	629,626	50,370,080
SLM Corp.	2,931,144	61,378,155
SolarEdge Technologies, Inc.*	471,861	130,408,225
Sonoco Products Co.	913,417	61,107,597
Southwest Gas Holdings, Inc.	526,558	34,852,874
Spire, Inc.	469,174	33,907,205
Spirit Realty Capital, Inc.	1,043,674	49,929,364
Sprouts Farmers Market, Inc.*	1,072,454	26,650,482
STAAR Surgical Co.*	425,734	64,924,435
Steel Dynamics, Inc.	1,821,660	108,570,936
Stericycle, Inc.*	833,046	59,604,441
Sterling Bancorp	1,748,497	43,345,241
Stifel Financial Corp.	954,052	61,879,813
STORE Capital Corp.	2,210,099	76,270,516
Strategic Education, Inc.	223,792	17,021,620
Sunrun, Inc.*	1,462,581	81,582,768
Synaptics, Inc.*	319,579	49,720,101
Syneos Health, Inc.*	919,273	82,265,741
SYNNEX Corp.	376,592	45,853,842
Synovus Financial Corp.	1,349,055	59,196,533
Targa Resources Corp.	2,075,829	92,270,599
Taylor Morrison Home Corp.*	1,170,718	30,930,370
TEGNA, Inc.	2,004,273	37,600,161
Telephone and Data Systems, Inc.	904,176	20,488,628
Tempur Sealy International, Inc.	1,662,845	65,166,896
Tenet Healthcare Corp.*	969,486	64,945,867
Teradata Corp.*	994,996	49,719,950
Terex Corp.	633,675	30,175,603
Tetra Tech, Inc.	491,688	60,005,604
Texas Capital Bancshares, Inc.*	459,196	29,154,354
Texas Roadhouse, Inc.	595,164	57,254,777
Thor Industries, Inc.	502,636	56,797,868
Timken Co.	620,828	50,032,529
Toll Brothers, Inc.	1,019,253	58,923,016
Tootsie Roll Industries, Inc.	159,790	5,418,479
TopBuild Corp.*	300,142	59,362,085
Toro Co.	971,965	106,799,514
Travel + Leisure Co.	782,407	46,514,096
TreeHouse Foods, Inc.*	510,399	22,722,963
Trex Co., Inc.*	1,047,306	107,045,146
Tri Pointe Homes, Inc.*	1,075,104	23,039,479
Trinity Industries, Inc.	734,527	19,751,431
TripAdvisor, Inc.*	890,113	35,871,554
Trustmark Corp.	575,591	17,728,203
UGI Corp.	1,894,687	87,742,955
UMB Financial Corp.	394,703	36,731,061
Umpqua Holdings Corp.	2,002,911	36,953,708
United Bankshares, Inc.	1,218,017	44,457,620
United States Steel Corp.	2,448,099	58,754,376
United Therapeutics Corp.*	406,678	72,962,100
Univar Solutions, Inc.*	1,539,585	37,535,082
Universal Display Corp.	389,438	86,583,751
Urban Edge Properties	998,664	19,074,482
Urban Outfitters, Inc.*	624,151	25,727,504
Valley National Bancorp	3,684,800	49,486,864
Valmont Industries, Inc.	192,908	45,535,933
Valvoline, Inc.	1,643,904	53,361,124
Viasat, Inc.*	617,896	30,795,937
Vishay Intertechnology, Inc.	1,204,808	27,168,420

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2021 (unaudited)

Common Stock	Shares	Value
Visteon Corp.*	253,851	$30,700,740
Vontier Corp.	1,532,422	49,926,309
Washington Federal, Inc.	657,315	20,889,471
Watsco, Inc.	298,799	85,647,745
Webster Financial Corp.	820,872	43,785,312
Weingarten Realty Investors	1,089,130	34,928,399
Wendy's Co.	1,607,672	37,651,678
Werner Enterprises, Inc.	517,933	23,058,377
WEX, Inc.*	406,178	78,757,914
Williams-Sonoma, Inc.	691,713	110,431,980
Wingstop, Inc.	269,965	42,554,583
Wintrust Financial Corp.	517,834	39,163,785
Woodward, Inc.	532,277	65,406,198
World Fuel Services Corp.	574,075	18,215,400
World Wrestling Entertainment, Inc., Class A	410,908	23,787,464
Worthington Industries, Inc.	317,509	19,425,201
WW International, Inc.*	435,483	15,738,356
Wyndham Hotels & Resorts, Inc.	847,916	61,295,848
Xerox Holdings Corp.	1,463,761	34,383,746
XPO Logistics, Inc.*	922,886	129,102,523
Yelp, Inc.*	635,745	25,404,370
YETI Holdings, Inc.*	681,127	62,541,081
Total Investments (Cost $19,766,129,331)		$21,295,259,648

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
June 30, 2021 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,965,725,855	9.23%
Banks	1,422,751,870	6.68%
Retail	1,266,972,915	5.95%
Healthcare - Products	993,158,694	4.66%
Insurance	959,998,850	4.51%
Commercial Services	850,329,431	3.99%
Software	819,412,876	3.85%
Machinery - Diversified	808,867,653	3.80%
Electronics	690,055,695	3.24%
Healthcare - Services	646,134,308	3.03%
Building Materials	601,021,161	2.82%
Diversified Financial Services	599,611,633	2.81%
Semiconductors	586,105,274	2.75%
Chemicals	451,053,821	2.12%
Computers	431,214,197	2.02%
Apparel	399,438,769	1.87%
Iron / Steel	378,138,778	1.77%
Auto Parts & Equipment	363,055,062	1.70%
Miscellaneous Manufacturing	358,587,706	1.68%
Food	346,623,198	1.63%
Biotechnology	332,514,898	1.56%
Media	328,466,499	1.54%
Transportation	327,249,083	1.54%
Leisure Time	304,116,294	1.43%
Engineering & Construction	299,967,346	1.41%
Electrical Components & Equipment	285,223,044	1.34%
Electric	284,096,266	1.33%
Energy - Alternate Sources	281,875,664	1.32%
Pharmaceuticals	277,633,288	1.30%
Gas	270,187,532	1.27%
Distribution / Wholesale	250,528,257	1.18%
Oil & Gas	226,661,691	1.06%
Entertainment	215,536,325	1.01%
Home Builders	202,541,429	0.95%
Hand / Machine Tools	202,452,406	0.95%
Packaging & Containers	189,243,127	0.89%
Lodging	184,034,521	0.86%
Telecommunications	173,962,276	0.82%
Environmental Control	162,057,389	0.76%
Pipelines	150,695,613	0.71%
Metal Fabricate / Hardware	114,993,663	0.54%
Savings & Loans	110,761,724	0.52%
Machinery - Construction & Mining	107,818,222	0.51%
Agriculture	99,990,855	0.47%
Water	92,741,158	0.44%
Real Estate	91,042,922	0.43%
Home Furnishings	90,417,672	0.42%
Mining	86,251,127	0.40%
Beverages	86,185,123	0.40%
Aerospace / Defense	81,250,070	0.38%
Housewares	70,848,420	0.33%
Toys / Games / Hobbies	63,643,434	0.30%
Internet	61,275,924	0.29%
Household Products / Wares	50,635,340	0.24%
Airlines	48,235,251	0.23%
Oil & Gas Services	43,602,435	0.20%
Office / Business Equipment	34,383,746	0.16%
Trucking & Leasing	28,432,223	0.13%
Cosmetics / Personal Care	24,035,304	0.11%
Food Service	21,414,341	0.10%
Total Investments	21,295,259,648	99.94%
Other Assets in Excess of Liabilities	13,060,942	0.06%
Net Assets	$21,308,320,590	100.00%